Taxation - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	25.00%	25.00%	23.50%
Pillar Two income tax	£ 2	£ 3
Deferred tax directly to equity	1
Income tax debited (credited) to other comprehensive income	(3)	(3)	£ (6)
Income tax debited (credited) to other comprehensive income	1	(2)
Current income tax debited (credited) to other comprehensive income	(3)	(1)	(5)
Deferred income tax debited (credited) to other comprehensive income	0	(2)	(1)
Deferred tax liabilities	3,222	3,353
Temporary differences arising on unremitted profits where management can control future reversal	187	218
Unused tax losses for which no deferred tax asset recognised	178	195
Deferred tax assets	289	276
Tax effect of reassessment of prior year estimates, one-off deferred tax adjustment			£ 37
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	£ 108	£ 127
Period over which tax losses expire at various dates	10 years	12 years
Unused trading tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 9	£ 12
Taxation that would arise on the future distribution of profits by certain overseas subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	32	34
Capital tax losses available for offset against future capital receipts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0	26
Deferred tax assets	£ 0	£ 1
Minimum | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration period, tax losses	15 years
Maximum | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration period, tax losses	20 years